Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ (1,736)	$ (1,373)
Other comprehensive income (loss), before reclassifications		(491)	19
Amounts reclassified from other comprehensive income (loss)		218	24
Other comprehensive income (loss)	[1]	(273)	43
Ending balance		(2,009)	(1,330)
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(117)	49
Other comprehensive income (loss), before reclassifications		(1)	(181)
Amounts reclassified from other comprehensive income (loss)		152	(13)
Other comprehensive income (loss)	[1]	151	(194)
Ending balance		34	(145)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,105)	(826)
Other comprehensive income (loss), before reclassifications		(25)	5
Amounts reclassified from other comprehensive income (loss)		66	37
Other comprehensive income (loss)	[1]	41	42
Ending balance		(1,064)	(784)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(448)	(574)
Other comprehensive income (loss), before reclassifications		(425)	223
Other comprehensive income (loss)	[1]	(425)	223
Ending balance		(873)	(351)
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(66)	(22)
Other comprehensive income (loss), before reclassifications		(40)	(28)
Other comprehensive income (loss)	[1]	(40)	(28)
Ending balance		$ (106)	$ (50)

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(2) and $(3) for the nine months ended September 30, 2015 and 2014, respectively.